CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.4%
Verizon Communications Inc.	147,315	$5,729,080

Entertainment - 0.8%
Walt Disney Co.	34,420	3,446,475	*

Media - 2.8%
Comcast Corp., Class A Shares	297,470	11,277,088

TOTAL COMMUNICATION SERVICES		20,452,643

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 0.8%
General Motors Co.	94,400	3,462,592

Specialty Retail - 2.2%
Home Depot Inc.	30,210	8,915,575

TOTAL CONSUMER DISCRETIONARY		12,378,167

CONSUMER STAPLES - 10.7%
Beverages - 3.7%
Coca-Cola Co.	144,080	8,937,282
Diageo PLC	143,700	6,413,285	(a)

Total Beverages		15,350,567

Food Products - 4.6%
Mondelez International Inc., Class A Shares	140,510	9,796,357
Nestle SA, ADR	73,720	8,970,987

Total Food Products		18,767,344

Household Products - 2.4%
Procter & Gamble Co.	67,520	10,039,549

TOTAL CONSUMER STAPLES		44,157,460

ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Chesapeake Energy Corp.	53,180	4,043,807
Enbridge Inc.	295,029	11,255,356
EQT Corp.	112,430	3,587,641
Pioneer Natural Resources Co.	22,190	4,532,086
Williams Cos. Inc.	409,110	12,216,025

TOTAL ENERGY		35,634,915

FINANCIALS - 15.8%
Banks - 3.7%
JPMorgan Chase & Co.	81,110	10,569,444
PNC Financial Services Group Inc.	34,770	4,419,267

Total Banks		14,988,711

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 0.8%
Capital One Financial Corp.	36,000	$3,461,760

Financial Services - 7.2%
Apollo Global Management Inc.	193,950	12,249,882
Mastercard Inc., Class A Shares	21,540	7,827,851
Visa Inc., Class A Shares	41,590	9,376,882

Total Financial Services		29,454,615

Insurance - 4.1%
American International Group Inc.	71,570	3,604,265
MetLife Inc.	86,396	5,005,784
Travelers Cos. Inc.	49,170	8,428,230

Total Insurance		17,038,279

TOTAL FINANCIALS		64,943,365

HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 3.1%
Becton Dickinson & Co.	51,980	12,867,129

Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	19,910	9,409,267

Pharmaceuticals - 6.2%
Johnson & Johnson	65,240	10,112,200
Merck & Co. Inc.	87,510	9,310,189
Pfizer Inc.	149,010	6,079,608

Total Pharmaceuticals		25,501,997

TOTAL HEALTH CARE		47,778,393

INDUSTRIALS - 10.0%
Aerospace & Defense - 4.7%
Northrop Grumman Corp.	10,870	5,018,897
Raytheon Technologies Corp.	147,024	14,398,060

Total Aerospace & Defense		19,416,957

Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	40,140	7,786,758

Commercial Services & Supplies - 1.6%
Waste Management Inc.	39,110	6,381,579

Ground Transportation - 1.8%
Union Pacific Corp.	37,480	7,543,225

TOTAL INDUSTRIALS		41,128,519

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.6%
Cisco Systems Inc.	125,580	6,564,695

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc.	10,720	$6,877,309
Intel Corp.	104,000	3,397,680
Texas Instruments Inc.	18,220	3,389,102

Total Semiconductors & Semiconductor Equipment		13,664,091

Software - 9.3%
Microsoft Corp.	75,030	21,631,149
Oracle Corp.	87,700	8,149,084
SAP SE, ADR	66,540	8,420,637

Total Software		38,200,870

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	93,346	15,392,755

TOTAL INFORMATION TECHNOLOGY		73,822,411

MATERIALS - 8.3%
Chemicals - 5.2%
Linde PLC	36,120	12,838,493
PPG Industries Inc.	63,240	8,447,599

Total Chemicals		21,286,092

Construction Materials - 2.1%
Vulcan Materials Co.	51,270	8,795,881

Metals & Mining - 1.0%
Freeport-McMoRan Inc.	94,640	3,871,722

TOTAL MATERIALS		33,953,695

REAL ESTATE - 3.2%
Residential REITs - 1.6%
AvalonBay Communities Inc.	40,300	6,772,818

Specialized REITs - 1.6%
American Tower Corp.	31,950	6,528,663

TOTAL REAL ESTATE		13,301,481

UTILITIES - 4.3%
Electric Utilities - 1.5%
Edison International	86,302	6,092,058

Multi-Utilities - 2.8%
Sempra Energy	76,510	11,565,252

TOTAL UTILITIES		17,657,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $217,439,294)		405,208,359

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.436%	4,151,412	$4,151,412	(b)

Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.617%	1,779,176	1,779,176	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,930,588)			5,930,588
TOTAL INVESTMENTS - 99.9% (Cost - $223,369,882)			411,138,947
Other Assets in Excess of Liabilities - 0.1%			241,500

TOTAL NET ASSETS - 100.0%			$411,380,447

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,779,176 and the cost was $1,779,176 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

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Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$37,744,175	$6,413,285	—	$44,157,460
Other Common Stocks	361,050,899	—	—	361,050,899

Total Long-Term Investments	398,795,074	6,413,285	—	405,208,359

Short-Term Investments†	5,930,588	—	—	5,930,588

Total Investments	$404,725,662	$6,413,285	—	$411,138,947

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at
	December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$634,929	$6,444,968	6,444,968	$5,300,721	5,300,721

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Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$14,822	—	$1,779,176

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